Trade Accounts Receivable - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 230.8	$ 217.8
Expected credit losses	(9.8)	(12.6)	$ (30.7)	$ (58.5)
Trade accounts receivable, net	221.0	205.2
Current	217.6	202.9
Non-current	3.4	2.3
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	201.7	181.0
Brazilian Air Force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	2.1	8.7
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 27.0	$ 28.1